Derivatives and Fair Value of Financial Instruments (Details 3) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 29, 2012 agreement	May 29, 2010 agreement	Aug. 28, 2010
Commodities
Derivative commodity instruments
Amount of Gain or (Loss) Recognized in Income on Derivatives	$ 18,355,000	$ (17,016,000)	$ (6,098,000)
Net commodity purchase contracts | Sugar
Derivative commodity instruments
Nonmonetary notional amount	15,551,000	51,184,000
Net commodity purchase contracts | Hogs
Derivative commodity instruments
Nonmonetary notional amount	19,800,000	32,440,000
Net commodity purchase contracts | Grain
Derivative commodity instruments
Nonmonetary notional amount	10,697,000	6,540,000
Net commodity purchase contracts | Cheese
Derivative commodity instruments
Nonmonetary notional amount		440,000
Net commodity purchase contracts | Dry whey powder
Derivative commodity instruments
Nonmonetary notional amount	88,000	308,000
Net commodity purchase contracts | Soybean meal
Derivative commodity instruments
Nonmonetary notional amount	85,000
Net commodity purchase contracts | Soybean oil
Derivative commodity instruments
Nonmonetary notional amount	19,620,000
Net commodity sale contracts | Palm oil
Derivative commodity instruments
Nonmonetary notional amount		12,125,000
Net commodity sale contracts | Soybean meal
Derivative commodity instruments
Nonmonetary notional amount		76,000
Net commodity sale contracts | Heating oil
Derivative commodity instruments
Nonmonetary notional amount	4,326,000
Foreign currencies
Derivative commodity instruments
Notional amounts	143,961,000	127,389,000
Interest rate swaps
Derivative commodity instruments
Notional amounts	163,000,000	75,000,000		25,000,000	25,000,000	25,000,000
Number of derivative agreements	7	3			3
Number of derivative agreements terminated				1
Term of derivative contract					10 years
Payment to terminate derivative agreement				3,861,000
Eight-year interest rate exchange agreements
Derivative commodity instruments
Notional amounts	$ 22,000,000
Number of derivative agreements	4
Number of derivative agreements terminated	3
Number of agreements entered into to replace the terminated agreements	3
Term of derivative contract	8 years